S000039195 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%
Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent		18.51%	8.95%	7.55%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	[1]	13.13%	7.73%	6.82%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	11.00%	5.71%	5.03%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.73%	5.39%	4.71%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		16.31%	7.85%	6.48%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		18.47%	8.98%	7.61%

[1]	After-tax returns: - Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios; - Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and - Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.